Cover	Sep. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2026
Entity File Number	001-36790
Entity Registrant Name	Axe Compute Inc.
Entity Central Index Key	0001446159
Entity Tax Identification Number	33-1007393
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	91 43rd Street
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15201
City Area Code	(412)
Local Phone Number	432-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	AGPU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false